UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2015

Validea Market Legends ETF
Ticker: VALX

Validea Market Legends ETF

Validea Market Legends ETF

PORTFOLIO ALLOCATION
At May 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	38.2%
Finance and Insurance	15.7
Retail Trade	11.7
Professional, Scientific, and Technical Services	9.6
Information	4.8
Mining, Quarrying, and Oil and Gas Extraction	4.0
Wholesale Trade	4.0
Real Estate and Rental and Leasing	3.1
Construction	2.7
Administrative and Support and Waste
Management and Remediation Services	1.8
Real Estate and Rental and Leasing	1.8
Money Markets	1.5
Accommodation and Food Services	1.0
Other Assets	0.1
Rights	0.0
100.0%

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS – 96.6%

	Accommodation and Food Services – 1.0%
7,636	Sonic Corporation	$230,149

	Administrative and Support and Waste Management
	and Remediation Services – 1.8%
10,270	Enova International, Inc. (a)	200,265
3,864	Robert Half International, Inc.	217,814
		418,079
	Construction – 2.7%
7,139	MYR Group, Inc. (a)	211,314
7,983	Quanta Services, Inc. (a)	234,062
9,670	Tutor Perini Corporation (a)	202,683
		648,059
	Finance and Insurance – 15.7%
4,093	AmTrust Financial Services, Inc.	246,317
3,997	Banco Macro SA – ADR	197,931
591	BlackRock, Inc.	216,176
2,711	Bofi Holding, Inc. (a)	255,268
2,783	Capital One Financial Corporation	232,547
5,006	Comerica, Inc.	245,044
1,131	Credit Acceptance Corporation (a)	260,605
20,344	EZCORP, Inc. (a)	161,531
29,909	Genworth Financial, Inc. (a)	237,477
12,056	Grupo Financiero Galicia S.A. – ADR	241,482
4,629	HCI Group, Inc.	200,112
3,822	LendingTree, Inc. (a)	226,492
6,149	PrivateBancorp, Inc.	234,461
11,299	Santander Consumer USA Holdings, Inc. (a)	276,826
3,191	The Allstate Corporation	214,818
10,363	Universal Insurance Holdings, Inc.	264,567
		3,711,654
	Information – 4.8%
14,687	Blucora, Inc. (a)	232,936
4,078	LogMeIn, Inc. (a)	258,831
5,859	Qualys, Inc. (a)	238,578
9,873	Rovi Corporation (a)	165,471

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information (Continued)
5,164	WebMD Health Corporation (a)	$237,028
		1,132,844
	Manufacturing – 38.2%
3,660	ABIOMED, Inc. (a)	218,575
30,814	Advanced Semiconductor Engineering, Inc. – ADR	217,547
5,011	AGCO Corporation	254,459
6,556	Arctic Cat, Inc.	216,872
11,079	AVG Technologies N.V. (a)	271,657
9,166	Benchmark Electronics, Inc. (a)	213,018
1,893	Celgene Corporation (a)	216,635
7,066	Chart Industries, Inc. (a)	229,362
6,096	Coach, Inc.	215,616
12,060	DepoMed, Inc. (a)	251,572
1,682	Edwards Lifesciences Corporation (a)	219,871
5,998	FMC Technologies, Inc. (a)	250,656
2,079	Gilead Sciences, Inc. (a)	233,409
2,739	GW Pharmaceuticals Plc – ADR (a)	312,547
32,214	Harmonic, Inc. (a)	219,377
2,425	ICU Medical, Inc. (a)	235,225
2,508	IPG Photonics Corporation (a)	237,859
4,587	Lannett Company, Inc. (a)	255,175
3,506	Merck & Company, Inc.	213,480
2,278	Middleby Corporation (a)	247,619
4,585	Monolithic Power Systems, Inc.	250,341
1,880	Monster Beverage Corporation (a)	239,286
8,608	Movado Group, Inc.	225,185
3,789	National Oilwell Varco, Inc.	186,381
13,947	Nautilus, Inc. (a)	294,561
5,860	NetApp, Inc.	195,724
8,369	OmniVision Technologies, Inc. (a)	225,628
3,050	Outerwall, Inc.	233,813
1,529	Polaris Industries, Inc.	218,723
2,635	Sanderson Farms, Inc.	214,832
9,514	Sanmina Corporation (a)	206,073
8,928	Silicon Motion Technology Corporation – ADR	316,587
2,897	Skyworks Solutions, Inc.	316,816

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
3,528	The Scotts Miracle-Gro Company	$216,125
2,121	USANA Health Sciences, Inc. (a)	271,679
4,575	Valero Energy Corporation	271,023
10,498	Winnebago Industries, Inc.	228,122
6,053	Zumiez, Inc. (a)	180,743
		9,022,173
	Mining, Quarrying, and Oil and Gas Extraction – 4.0%
11,883	Forum Energy Technologies, Inc. (a)	246,454
3,158	Hess Corporation	213,228
5,362	Lukoil OAO – ADR	255,982
6,332	Sasol Ltd. – ADR	224,596
		940,260
	Professional, Scientific, and Technical Services – 9.6%
3,676	CaesarStone Sdot-Yam Ltd.	227,250
4,021	Cognizant Technology Solutions Corporation (a)	260,239
11,087	Ebix, Inc.	394,697
7,644	Echo Global Logistics, Inc. (a)	245,984
1,932	F5 Networks, Inc. (a)	242,833
2,331	MasterCard, Inc.	215,058
3,321	MAXIMUS, Inc.	217,094
4,804	Syntel, Inc. (a)	228,238
18,407	Wipro Ltd. – ADR	222,173
		2,253,566
	Real Estate and Rental and Leasing – 3.1%
6,263	CBRE Group, Inc. (a)	239,497
6,243	HFF, Inc.	251,218
1,447	Jones Lang LaSalle, Inc.	250,664
		741,379
	Retail Trade – 11.7%
2,971	Asbury Automotive Group, Inc. (a)	252,892
3,782	AutoNation, Inc. (a)	236,035
3,582	Bitauto Holdings Ltd. – ADR (a)	216,854
14,080	Francesca’s Holdings Corporation (a)	220,634
8,903	Insight Enterprises, Inc. (a)	261,125

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Retail Trade (Continued)
3,474	REX American Resources Corporation (a)	$221,884
2,342	Ross Stores, Inc.	226,401
4,484	The Buckle, Inc.	190,929
3,342	The TJX Companies, Inc.	215,158
2,730	Tractor Supply Company	237,892
1,648	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	251,518
2,927	Williams-Sonoma, Inc.	230,091
		2,761,413
	Wholesale Trade – 4.0%
5,185	Avnet, Inc.	228,192
3,892	Reliance Steel & Aluminum Company	248,310
5,666	ScanSource, Inc. (a)	220,407
4,874	Universal Corporation	250,962
		947,871
	TOTAL COMMON STOCKS (Cost $21,495,749)	22,807,447

RIGHTS – 0.0%
3,881	Safeway Casa Ley Cvr (a)	3,939
3,881	Safeway Pdc Llc Cvr (a)	189
	TOTAL RIGHTS (COST $0)	4,128

REAL ESTATE INVESTMENT TRUSTS – 1.8%
8,778	Equity Commonwealth (a)	226,033
11,730	Mack-Cali Realty Corporation	198,237
	TOTAL REAL ESTATE
	INVESTMENT TRUSTS (Cost $442,010)	424,270

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)

Shares		Value

MONEY MARKET FUNDS – 1.5%
347,650	Fidelity Institutional Money Market
	Money Market Portfolio 0.14%*	$347,650
	TOTAL MONEY MARKET FUNDS (Cost $347,650)	347,650
	Total Investments (Cost $22,285,409) – 99.9%	23,583,495
	Other Assets in Excess of Liabilities – 0.1%	23,557
	TOTAL NET ASSETS – 100.0%	$23,607,052

Percentages are stated as a percent of net assets.

*	Rate shown is annualized seven-day yield.
(a)	Non-income producing security.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
STATEMENT OF ASSETS & LIABILITIES
At May 31, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $22,285,409)	$23,583,495
Receivable for fund shares sold	1,311,505
Interest and dividends receivable	14,145
Total assets	24,909,145

LIABILITIES
Payable for investments purchased	1,287,061
Management fees payable	15,032
Total liabilities	1,302,093

NET ASSETS	$23,607,052

Net assets consist of:
Paid-in capital	$22,553,915
Undistributed (accumulated) net investment income (loss)	21,445
Accumulated net realized gain (loss) on investments	(266,394)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,298,086
Net assets	$23,607,052

Net asset value:
Net assets	$23,607,052
Shares outstanding^	900,000
Net asset value, offering and redemption price per share	$26.23

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
STATEMENT OF OPERATIONS
Period Ended May 31, 2015 (Unaudited)

INCOME:
Dividends (net of withholding tax $726)	$82,296
Interest	71
Total investment income	82,367

EXPENSES:
Management fees	60,922
Total expenses	60,922
Net investment income	21,445

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(266,394)
Change in unrealized appreciation (depreciation) on investments	1,298,086
Net realized and unrealized gain (loss) on investments	1,031,692
Net increase (decrease) in net assets
resulting from operations	$1,053,137

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2015*
(Unaudited)
OPERATIONS
Net investment income	$21,445
Net realized gain (loss) on investments	(266,394)
Change in unrealized appreciation (depreciation)
of investments	1,298,086
Net increase (decrease) in net assets
resulting from operations	1,053,137

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,553,915
Net increase (decrease) in net assets derived
from net share in outstanding shares (a)	22,553,915
Net increase (decrease) in net assets	23,607,052

NET ASSETS
Beginning of period	—
End of period	$23,607,052
Undistributed (accumulated) net investment income	$21,445

	Period Ended
	May 31, 2015
	(Unaudited)
	Shares	Amount
Subscriptions	900,000	$22,553,915
Redemptions	—	—
	900,000	$22,553,915

*	Fund commend operations on December 9, 2014. The information presented is for the period from December 9, 2014 to May 31, 2015.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss) on investments	1.20
Total from investment operations	1.23

Net asset value, end of period	$26.23

Total return	4.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$23,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	0.28	%(4)

Portfolio turnover rate	47	%(3)

(1)	Commencement of operations on December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Fund is to seek capital appreciation, with a secondary focus on income. The Fund commenced operations on December 9, 2014.

Shares of the Fund are listed and traded on The NASDAQ Stock Market, LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Unit of $500. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees for the period. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Validea Market Legends ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in investment companies that are not listed on a national securities exchange (e.g., mutual funds), including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available or are deemed unreliable are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. The use of fair value pricing by the Fund may cause the net asset value of the shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Validea Market Legends ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,807,447	$—	$—	$22,807,447
Real Estate
Investment Trusts	424,270	—	—	424,270
Rights	—	4,128	—	4,128
Money Market Funds	347,650	—	—	347,650
Total Investments
in Securities	$23,579,367	$4,128	$—	$23,583,495
^ See Schedule of Investments for sector breakouts.

During the period ended May 31, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended May 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended May 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to May 31, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

Validea Market Legends ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2015, purchases and sales of securities were $7,949,928 and $8,031,115, respectively.

There were no purchases or sales of U.S. Government securities.

For the period ended May 31, 2015, in-kind transactions associated with creations and redemptions were $20,998,280 and $0, respectively.

NOTE 5 – TAX COST BASIS

The Fund commenced operations on December 9, 2014; therefore, there is no tax information available as of May 31, 2015.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

NOTE 6 – RESULTS OF SHAREHOLDER MEETINGS

A Special Meeting of Shareholders of the Funds were held on March 26, 2015 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on December 29, 2014. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To elect Michael A. Castino
to serve as Trustee until his
successor is elected and qualified.	194,843	—	—

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on November 17, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Validea Capital Management, LLC (the “Adviser”) and the Trust, on behalf of the Validea Market Legends ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser; (ii) historical performance of certain other accounts managed by the Adviser; (iii) the Adviser’s costs and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund; (v) the extent to which the Agreement reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided overviews of their advisory business, including investment personnel and investment processes. The Adviser separately discussed its experience sub-advising other pooled investment vehicles registered as mutual funds in Canada. The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel, technology, and intellectual property.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board considered that the Adviser had not previously managed a U.S. registered investment company, but did have experience as a sub-adviser to two Canadian mutual funds. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations. The Board considered performance information that was provided by the Adviser with respect to the Canadian mutual funds it sub-advises and noted that one fund was 5-star rated by Morningstar and in the top 10% of funds in its Morningstar category for the 1, 3-, and 5-year periods ended February 9, 2014 and the other fund was 3-star rated by Morningstar and generally performed in the 50th percentile of its category for the same 3- and 5-year periods.

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared its expense ratio to the universe of open-end and ETF Mid Cap Value funds reported by Morningstar. The Board noted that the Fund’s total expense ratio was slightly lower than that of its peer group average. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Period Ended May 31, 2015 (Unaudited)

As a shareholder of Validea Market Legends ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 9, 2014 – May 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 9, 2014	May 31, 2015	During the Period
Actual	$1,000	$1,049	$3.86
Hypothetical (5% annual	$1,000	$1,020	$3.80
return before expenses)

Validea Market Legends ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Validea Market Legends ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut  06107

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145-1524

Legal Counsel
Morgan Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title                        /s/Paul Fearday
                 Paul R. Fearday, Principal Executive Officer

Date     August 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Paul Fearday
                 Paul R. Fearday, Principal Executive Officer
Date     August 4, 2015

By (Signature and Title)*                    /s/ Kristen Weitzel
Kristen M. Weitzel, Treasurer

Date     August 4, 2015